JOHN H. LIVELY, Managing Partner

john.lively@practus.com

11300 Tomahawk Creek Pkwy., Suite 310

Leawood, KS 66211

(913) 660-0778

February 19, 2025

U.S. Securities and Exchange Commission Filing Desk 100 F Street, N.E. Washington, D.C. 20549

RE:	Registration Statement filed on Form N-1A under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of ETF Opportunities Trust (the “Trust”) (File Nos. 333-234544 and 811-23439)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust please find Post-Effective Amendment No. 224 to the Trust’s Registration Statement under the Securities Act and Amendment No. 226 to the Trust’s Registration Statement under the 1940 Act (collectively, the “Amendment”) pertaining to the T-REX 2X Long MSTR Daily Target ETF, T-REX 2X Inverse MSTR Daily Target ETF, T-REX 2X Long NFLX Daily Target ETF, and the T-REX 2X Inverse NFLX Daily Target ETF (the “Fund”).

The Amendment is being filed pursuant to Rule 485(a) under the Securities Act to revise the principal investment strategies and to add corresponding risk disclosures. These changes are made in part due to comments received from the Staff on December 2, 2024. The Trust recently received and responded to the Staff’s comments on the Registration Statements of these Funds on September 11, 2024 (T-REX 2X Long MSTR Daily Target ETF and T-REX 2X Inverse MSTR Daily Target ETF) and September 13, 2024 (T-REX 2X Long NFLX Daily Target ETF and T-REX 2X Inverse NFLX Daily Target ETF).

Based on the foregoing, the Trust hereby requests selective review of the Amendment filing. The Trust believes it is appropriate for the Staff of the SEC to focus its review on the material changes described in the preceding paragraph.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@Practus.com.

Very truly yours,

/s/ John H. Lively
On behalf of Practus, LLP